Risk Management And Hedging Activities (Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Total AOCI	$ (21.2)	[1]	$ (27.7)	[2]
Cash Flow Hedge [Member]
Derivative [Line Items]
Total AOCI	(21.2)		(27.7)
Cash Flow Hedge [Member] | Interest Rate Contract [Member]
Derivative [Line Items]
Net deferred losses in AOCI	(19.4)		(27.4)
Cash Flow Hedge [Member] | Commodity Contract [Member]
Derivative [Line Items]
Net deferred losses in AOCI	$ (1.8)		$ (0.3)

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.